Debt - Summary of Interest Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Amortization of deferred financing fees and convertible debt discount	$ 3,484,753	$ 116,857
Total Interest Expense	4,876,706	$ 308,266
Convertible Debt | Energize Ventures Fund [Member] | Related Party Convertible Notes I
Debt Instrument [Line Items]
Contractual interest expense	327
Amortization of deferred financing fees and convertible debt discount	1,102
Total Interest Expense	$ 1,429
Effective interest rate	58.30%
Convertible Debt | Drive Capital Fund [Member] | Related Party Convertible Notes II
Debt Instrument [Line Items]
Contractual interest expense	$ 63
Amortization of deferred financing fees and convertible debt discount	86
Total Interest Expense	$ 149
Effective interest rate	17.10%
Convertible Debt | Energy Capital Partners Holdings [Member] | Related Party Convertible Notes III
Debt Instrument [Line Items]
Contractual interest expense	$ 76
Amortization of deferred financing fees and convertible debt discount	95
Total Interest Expense	$ 171
Effective interest rate	16.30%